GOODWILL (Details) $ / shares in Units, $ in Thousands		3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 03, 2016	Dec. 31, 2017 USD ($) $ / shares Rate	Nov. 30, 2015 USD ($) $ / shares	Dec. 31, 2017 USD ($) reporting_unit $ / shares Rate	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Goodwill [Roll Forward]
Goodwill, beginning balance			$ 0		$ 225,273	$ 0
Accumulated impairment losses, beginning balance			0		0	0
Net carrying value, beginning balance			0	$ 225,273	225,273	0
Acquired on the Merger			$ 225,300			225,273
Impairment charge - acc. impairment loss				(112,821)
Goodwill, ending balance		$ 225,273		225,273		225,273
Accumulated impairment losses, ending balance		(112,821)		(112,821)		0
Net carrying value, ending balance		$ 112,452		$ 112,452	225,273	225,273
Share price (in dollars per share) | $ / shares			$ 15.15
Reverse stock split, conversion ratio	0.2
Number of reporting units | reporting_unit				1
share price decrease/increase movement | $ / shares		$ 1.45		$ 1.45
share price movement since impairment testing date | Rate		24.00%		24.00%
market capitalization		$ 779,000		$ 779,000
Share price (in dollars per share) | $ / shares		$ 4.59		$ 4.59
carrying value of company		$ 1,300,000		$ 1,300,000
Fair Value Inputs, Control Premium | Rate		30.00%
fair value of company		$ 1,013,000		1,013,000
estimate fair value of assets/liabilities		901,000		901,000
implied fair value of goodwill		112,500		112,500
Impairment loss on goodwill		$ 112,800		$ 112,821	$ 0	$ 0